Schedule_I_T2 - Condensed Financial Information of the Parent Company -Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
General and administrative expenses	¥ (720,409)	$ (104,449)	¥ (941,347)	¥ (2,142,973)
Loss from operations	(928,898)	(134,677)	(1,624,244)	(2,682,671)
Financial income	34,656	5,025	45,658	14,313
Foreign currency exchange losses	(35,357)	(5,126)	(1,751)	(2,774)
Loss from subsidiaries and VIE	12,548	1,819	5,978	(293)
Other income, net	103,501	15,006	27,775	(10,020)
Net loss attributable to the Yatsen Holding Limited's shareholders	(815,371)	(118,217)	(1,540,734)	(2,687,807)
Accretion to preferred shares				(242,209)
Deemed dividends due to modification of preferred shares				1,054,220
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(815,371)	(118,217)	(1,540,734)	(3,984,236)
Other comprehensive income (loss):
Net loss attributable to the Yatsen Holding Limited's shareholders	(815,371)	(118,217)	(1,540,734)	(2,687,807)
Foreign currency translation adjustment, net of nil tax	181,585	26,327	(158,515)	(111,697)
Comprehensive loss attributable to the Yatsen Holding Limited's shareholders	(633,786)	(91,890)	(1,699,249)	(2,799,504)
Parent Company
General and administrative expenses	(19,329)	(2,802)	(28,484)	(9,871)
Loss from operations	(19,329)	(2,802)	(28,484)	(9,871)
Financial income	1,181	171	880	5,309
Foreign currency exchange losses	(6)	(1)
Loss from subsidiaries and VIE	(812,151)	(117,750)	(1,527,645)	(2,683,245)
Other income, net	14,934	2,165	14,515
Net loss attributable to the Yatsen Holding Limited's shareholders	(815,371)	(118,217)	(1,540,734)	(2,687,807)
Accretion to preferred shares				(242,209)
Deemed dividends due to modification of preferred shares				(1,054,220)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(815,371)	(118,217)	(1,540,734)	(3,984,236)
Other comprehensive income (loss):
Net loss attributable to the Yatsen Holding Limited's shareholders	(815,371)	(118,217)	(1,540,734)	(2,687,807)
Foreign currency translation adjustment, net of nil tax	181,585	26,327	(158,515)	(111,697)
Comprehensive loss attributable to the Yatsen Holding Limited's shareholders	¥ (633,786)	$ (91,890)	¥ (1,699,249)	¥ (2,799,504)